Cover	Nov. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2021
Entity File Number	333-169802
Entity Registrant Name	OPTILEAF, INC.
Entity Central Index Key	0001628228
Entity Tax Identification Number	47-1553134
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	924 N Main St
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67203
City Area Code	855
Local Phone Number	678-4532
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false